Lease liabilities	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Lease liabilities
20. Lease liabilities
Lifezone's leases include leases of office space, warehouse and accommodation units in Tanzania and Australia. Right-of-use (“ROU”) lease assets and lease liabilities are recognized for such leases at the commencement date based on the present value of lease payments over the lease term. Lifezone does not recognize a related ROU asset and lease liability for short-term leases having a lease term of twelve months or less.
During the year ended December 31, 2025, Lifezone recognized an expense of $407,898 (2024: $435,491) relating to short-term leases.
During the year ended December 31, 2025, Lifezone entered into a new lease arrangement for accommodation units at the Kabanga Project site in Tanzania. This lease is for a period of 3 years starting October 1, 2025.
The analysis of lease liabilities is presented below:

	2025	2024
	$	$
As at January 1	1,418,696	1,787,702
Additions	1,795,693	225,761
Interest accretion on lease liability	95,219	86,407
Payments	(874,244)	(534,055)
Lease disposals/reassessments	(118,907)	-
Foreign exchange impact	(262,257)	(147,119)
As at December 31	2,054,200	1,418,696

Current	931,364	617,648
Non-current	1,122,836	801,048
As at December 31	2,054,200	1,418,696
Shown below is the maturity analysis of the undiscounted minimum lease payments:

	2025	2024
Undiscounted future lease payments	$	$

Less than 1 year	1,122,834	664,254
More than 1 year but less than 5 years	1,264,733	827,500
As at December 31	2,387,567	1,491,754